Convertible Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 D	Mar. 31, 2011	Mar. 31, 2012 Series A 2002 Convertible Preferred Stock	Mar. 31, 2012 Series A 2004 Convertible Preferred Stock	Mar. 31, 2012 Series A 2005 Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock	Mar. 31, 2011 Convertible Preferred Stock	Mar. 31, 2010 Convertible Preferred Stock
Class of Stock [Line Items]
Blank Check Preferred Stock	5,000,000		5,000,000		6,455,531	6,455,531
Preferred stock par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Share ownership					51.00%
Cash dividends paid per share		$ 0.767		$ 0.863						$ 1.07	$ 0.99	$ 0.28
Cash dividends paid		$ 11,600,000		$ 13,100,000						$ 13,100,000	$ 12,200,000	$ 3,400,000
Conversion ratio						1
Stock Dividend					$ 0.239385
Adjusted conversion ratio					1.239385
Percentage of the purchase price					0.08
Denominator used in liquidation					365
Convertible preferred stock initial purchase price							$ 6.14772	$ 6.45	$ 7.35
Liquidation of ownership					50.00%
Outstanding shares of convertible preferred stock converted into shares of common stock	15,221,571		15,221,571